CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium [member]	Reserve to acquisition of non - controlling interest [member]	Retained earnings/(losses)	Translation differences	Cash flow/net investment hedge	Stock-based compensation	Non-controlling interests [member]	Total owners of the parent company
Equity at beginning of period at Dec. 31, 2014	$ 464,866	$ 48	$ 639,435	$ 0	$ (102,811)	$ (71,750)	$ (640)	$ 584	$ 0	$ 464,866
Comprehensive income/(loss) for the year	(69,057)	0	0	0	49,148	(137,474)	19,269	0	0	(69,057)
Loss for the year	49,148	0	0	0	49,148	0	0	0	0	49,148
Other comprehensive income/(loss)	(118,205)	0	0	0	0	(137,474)	19,269	0	0	(118,205)
Stock-based compensation	1,982	0	0	0	0	0	0	1,982	0	1,982
Equity at end of period at Dec. 31, 2015	397,791	48	639,435	0	(53,663)	(209,224)	18,629	2,566	0	397,791
Comprehensive income/(loss) for the year	32,744	0	0	0	65	15,695	16,892	0	92	32,652
Loss for the year	151	0	0	0	65	0	0	0	86	65
Other comprehensive income/(loss)	32,593	0	0	0	0	15,695	16,892	0	6	32,587
Change In Reserve For Acquisition Of Non Controlling Interest	(1,057)	0	0	(1,057)	0	0	0	0	0	(1,057)
Stock-based compensation	1,535	0	0	0	0	0	0	1,535	0	1,535
Non controlling interest participation	(810)	0	0	0	0	0	0	0	(810)	0
Equity at end of period at Dec. 31, 2016	430,203	48	639,435	(1,057)	(53,598)	(193,529)	35,521	4,101	(718)	430,921
Comprehensive income/(loss) for the year	(16,561)	0	0	0	(16,790)	23,466	(25,927)	0	2,690	(19,251)
Loss for the year	(13,568)	0	0	0	(16,790)	0	0	0	3,222	(16,790)
Other comprehensive income/(loss)	(2,993)	0	0	0	0	23,466	(25,927)	0	(532)	(2,461)
Change In Reserve For Acquisition Of Non Controlling Interest	(22,474)	0	0	(22,474)	0	0	0	0	0	(22,474)
Stock-based compensation	3,314	0	0	0	0	0	0	3,314	0	3,314
IPO Proceeds, gross	0
Non controlling interest participation	7,836	0	0	0	0	0	0	0	7,836	0
Dividends Declared	(24,479)	0	0	0	(24,147)	0	0	0	(332)	(24,147)
Equity at end of period at Dec. 31, 2017	$ 377,839	$ 48	$ 639,435	$ (23,531)	$ (94,535)	$ (170,063)	$ 9,594	$ 7,415	$ 9,476	$ 368,363